Fair Value Measurement - Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - JPY (¥) ¥ in Millions		Jun. 30, 2025		Mar. 31, 2025		Mar. 31, 2024
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of assets		¥ 53,781		¥ 44,748
Total Fair value of liabilities		53,922		44,889		¥ 44,021
Crypto Assets Held [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of assets	[1]			44,680
Other Financial Assets [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of assets	[2]			68
Crypto Asset Borrowings [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of liabilities				44,479		44,020
Public warrant liabilities [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of liabilities		593		398
Private warrant liabilitie [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of liabilities		22	[3]	12	[4]
Crypto Assets Held One [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of assets	[1]	53,613
Other Financial Assets One [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of assets	[2]	168
Crypto Asset Borrowings One [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of liabilities		53,307		44,479
Level 1 [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of assets		53,638		44,702
Total Fair value of liabilities		53,900		44,878		44,020
Level 1 [Member] | Crypto Assets Held [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of assets	[1]			44,680
Level 1 [Member] | Other Financial Assets [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of assets	[2]			22
Level 1 [Member] | Crypto Asset Borrowings [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of liabilities				44,479		44,020
Level 1 [Member] | Public warrant liabilities [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of liabilities		593		398
Level 1 [Member] | Private warrant liabilitie [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of liabilities			[3]		[4]
Level 1 [Member] | Crypto Assets Held One [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of assets	[1]	53,613
Level 1 [Member] | Other Financial Assets One [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of assets	[2]	25
Level 1 [Member] | Crypto Asset Borrowings One [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of liabilities		53,307		44,479
Level 2 [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of assets
Total Fair value of liabilities						1
Level 2 [Member] | Crypto Assets Held [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of assets	[1]
Level 2 [Member] | Other Financial Assets [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of assets	[2]
Level 2 [Member] | Crypto Asset Borrowings [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of liabilities
Level 2 [Member] | Public warrant liabilities [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of liabilities
Level 2 [Member] | Private warrant liabilitie [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of liabilities			[3]		[4]
Level 2 [Member] | Crypto Assets Held One [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of assets	[1]
Level 2 [Member] | Other Financial Assets One [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of assets	[2]
Level 2 [Member] | Crypto Asset Borrowings One [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of liabilities
Level 3 [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of assets		143		46
Total Fair value of liabilities		22		12
Level 3 [Member] | Crypto Assets Held [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of assets	[1]
Level 3 [Member] | Other Financial Assets [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of assets	[2]			46
Level 3 [Member] | Crypto Asset Borrowings [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of liabilities
Level 3 [Member] | Public warrant liabilities [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of liabilities
Level 3 [Member] | Private warrant liabilitie [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of liabilities		22	[3]	12	[4]
Level 3 [Member] | Crypto Assets Held One [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of assets	[1]
Level 3 [Member] | Other Financial Assets One [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of assets	[2]	143
Level 3 [Member] | Crypto Asset Borrowings One [Member]
Schedule of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total Fair value of liabilities

[1]	Crypto assets held (current assets) consist of cryptocurrencies for facilitating customer transactions.
[2]	USD Coin which is included in “Other financial assets” is categorized as Level 1. Other financial assets categorized as Level 3 are equity investments in non-listed companies by using the valuation method based on net assets adjusted by items that are necessary for fair value measurement purposes. The changes in fair value are recognized through other income and expenses. The financial assets categorized as Level 3 are measured by valuation policy and procedures set by the Company and the valuation results are reviewed and approved by Chief Financial Officer.
[3]	Private warrant liability is valued using a Black-Scholes Merton model. The assumptions used to value the private warrant liabilities were as follows.
[4]	Private warrant liability is valued using a Black-Scholes Merton model. The assumptions used to value the private warrant liabilities during the period were as follows.